CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Profit (Loss) for the year	$ 103,367	$ 129,482	$ (41,100)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	111	60	39
Remeasurement of other investment	(207)	835	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(96)	895	39
Items that may be reclassified subsequently to profit or loss
Exchange differences arising from translation of foreign operations	(917)	(1,034)	(6,227)
Net fair value (loss) gain on hedging instruments designated as cash flow hedges	(6,794)	4,999	285
Other comprehensive (loss) income for the year, net of income tax	(7,711)	3,965	(5,942)
Other comprehensive income (loss) for the year, net of income tax	(7,807)	4,860	(5,903)
Total comprehensive income (loss) for the year	95,560	134,342	(47,003)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	95,560	123,785	(44,698)
Non-controlling interests	0	10,557	(2,305)
Total comprehensive income (loss) for the year	95,560	134,342	(47,003)
Continue Operations [Member]
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	95,560	127,068	(38,063)
Discontinued operations [member]
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	$ 0	$ (3,283)	$ (6,635)